Intangible assets - Narrative (Details) $ in Millions	May 31, 2022 USD ($)
Customer contracts | FSO Asia and Africa
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations	$ 16.6
TI Africa Ltd
Disclosure of detailed information about intangible assets [line items]
Share in equity	50.00%
TI Asia Ltd
Disclosure of detailed information about intangible assets [line items]
Share in equity	50.00%